Account receivable (Tables)	12 Months Ended
Dec. 31, 2012
Account receivable
Schedule of accounts receivable

	As of December 31,
	2012	2011
Customers
Denominated in Brazilian Reais	849	1,228
Denominated in other currencies, mainly US dollars	6,060	7,382

	6,909	8,610
Allowance for doubtful accounts	(114)	(105)

Total	6,795	8,505